Going Concern and Liquidity (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
Cash	$ 829,809		$ 829,809
Accumulated Deficit	21,091,245		21,091,245		$ 20,085,947	$ 5,154,387
Net Loss	(452,363)	$ (7,142,822)	(1,010,697)	$ (13,084,055)	(14,913,016)	(2,427,203)
Net Cash Used in Operating Activities			(2,580,818)	(2,411,841)	(1,045,665)	(1,642,277)
Working Capital Deficit	$ (6,413,814)		(6,413,814)		(3,919,260)
Proceeds From Related Parties			1,480,777	473,380	498,380	1,370,788
Proceeds From Debt			1,955,000	1,675,000	1,675,000	1,824,965
Proceeds From the Sale of Stock			$ 0	$ 2,696,776	$ 3,121,776	$ 0